AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Aerospace & Defense — 3.3%
Northrop Grumman Corp.	10,858	$5,733,784
RTX Corp.	69,830	8,460,603
		14,194,387
Air Freight & Logistics — 0.5%
United Parcel Service, Inc. (Class B Stock)	15,802	2,154,445
Automobiles — 0.6%
General Motors Co.	62,583	2,806,222
Banks — 4.5%
JPMorgan Chase & Co.	67,234	14,176,961
PNC Financial Services Group, Inc. (The)	29,452	5,444,202
		19,621,163
Beverages — 3.7%
Coca-Cola Co. (The)	131,789	9,470,357
Diageo PLC (United Kingdom)	192,800	6,734,486
		16,204,843
Biotechnology — 1.1%
Gilead Sciences, Inc.	55,900	4,686,656
Chemicals — 5.1%
Air Products & Chemicals, Inc.	20,100	5,984,574
Linde PLC	24,310	11,592,467
PPG Industries, Inc.	32,629	4,322,037
		21,899,078
Commercial Services & Supplies — 1.6%
Waste Management, Inc.	33,783	7,013,351
Construction Materials — 2.3%
Vulcan Materials Co.	39,641	9,927,296
Consumer Finance — 1.7%
Capital One Financial Corp.	50,600	7,576,338
Electric Utilities — 1.2%
Edison International	59,194	5,155,205
Entertainment — 0.8%
Walt Disney Co. (The)	34,535	3,321,922
Financial Services — 5.2%
Apollo Global Management, Inc.	101,768	12,711,841
Visa, Inc. (Class A Stock)	35,215	9,682,364
		22,394,205
Food Products — 2.6%
Mondelez International, Inc. (Class A Stock)	8,421	620,375
Nestle SA, ADR	106,228	10,693,973
		11,314,348
Ground Transportation — 1.8%
Union Pacific Corp.	31,145	7,676,620
Health Care Equipment & Supplies — 3.0%
Becton, Dickinson & Co.	53,155	12,815,670
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	12,416	$7,259,387
Household Products — 1.7%
Procter & Gamble Co. (The)	42,330	7,331,556
Insurance — 5.1%
American International Group, Inc.	52,609	3,852,557
MetLife, Inc.	81,929	6,757,504
Travelers Cos., Inc. (The)	48,481	11,350,372
		21,960,433
Interactive Media & Services — 3.2%
Alphabet, Inc. (Class A Stock)	47,800	7,927,630
Meta Platforms, Inc. (Class A Stock)	10,000	5,724,400
		13,652,030
Media — 3.0%
Comcast Corp. (Class A Stock)	312,314	13,045,356
Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	99,251	4,954,610
Multi-Utilities — 4.4%
DTE Energy Co.	36,400	4,674,124
Sempra	170,492	14,258,246
		18,932,370
Oil, Gas & Consumable Fuels — 10.2%
Enbridge, Inc. (Canada)	323,131	13,122,350
EQT Corp.	89,377	3,274,773
Exxon Mobil Corp.	114,403	13,410,320
Williams Cos., Inc. (The)	317,703	14,503,142
		44,310,585
Personal Care Products — 1.7%
Haleon PLC	1,232,900	6,451,149
Kenvue, Inc.	44,030	1,018,414
		7,469,563
Pharmaceuticals — 4.6%
AstraZeneca PLC (United Kingdom)	35,700	5,561,576
Johnson & Johnson	37,352	6,053,265
Merck & Co., Inc.	74,183	8,424,221
		20,039,062
Residential REITs — 2.0%
AvalonBay Communities, Inc.	38,034	8,567,158
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom, Inc.	69,560	11,999,100
Texas Instruments, Inc.	15,216	3,143,169
		15,142,269
Software — 8.0%
Microsoft Corp.	40,256	17,322,157
Oracle Corp.	56,438	9,617,035
SAP SE (Germany), ADR(a)	32,632	7,475,991
		34,415,183
Specialized REITs — 3.2%
American Tower Corp.	35,261	8,200,298
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Public Storage	15,000	$5,458,050
		13,658,348
Specialty Retail — 1.8%
Home Depot, Inc. (The)	18,758	7,600,742
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	41,369	9,638,977
Wireless Telecommunication Services — 2.6%
T-Mobile US, Inc.	55,100	11,370,436

Total Long-Term Investments (cost $328,739,833)		428,109,814
Short-Term Investments — 2.1%
Affiliated Mutual Fund — 1.7%
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $7,233,319; includes $7,210,600 of cash collateral for securities on loan)(b)(wb)	7,236,214	7,233,319
Unaffiliated Fund — 0.4%
Fidelity Investments Money Market Government Portfolio (7-day effective yield 4.830%) (Institutional Shares)	1,861,203	1,861,203
(cost $1,861,203)

Total Short-Term Investments (cost $9,094,522)		9,094,522

TOTAL INVESTMENTS—101.1% (cost $337,834,355)		437,204,336

Liabilities in excess of other assets — (1.1)%		(4,622,034)

Net Assets — 100.0%		$432,582,302

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,102,100; cash collateral of $7,210,600 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2